Short-Term Borrowings (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Cash and time deposits	$ 164,000	$ 147,000	$ 138,000
Unused Credit Lines Amount, Expired Amount	30,163
Debt Instrument Collateral Amounts	$ 136,000